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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:


    /s/ Mohnish Pabrai               Irvine, CA                February 14, 2007
  ----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form I3F Information Table Value Total:     $340,828 (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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FORM 13F INFORMATION TABLE



COLUMN 1                  COLUMN 2   COLUMN 3      COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
-------------             ---------  -----------   --------   --------------------  ----------   --------   ------------------------
                          TITLE                    VALUE      SHRS OR     SH/ PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER            OF CLASS   CUSIP         (X$1000)   PRN AMT     PRN CALL  DISCRETION   MANAGERS     SOLE     SHARED   NONE
--------------            ---------  -----------   --------   ---------   --- ----  ----------   --------   --------- --------- ----
ABX Air, Inc.             COM        00080S101      35,094    5,064,110   SH        Sole          None      5,064,110

Berkshire Hathaway        A          084670 10 8    440       4           SH        Sole          None      4

Bio Scrip, Inc.           COM        09069N 10 8    373       107,768     SH        Sole          None      107,768

Cryptologic                          228906103      23,570    1,017,707   SH        Sole          None      1,017,707

Delta Financial Corp.     COM        247918105      23,244    2,294,568   SH        Sole          None      2,294,568

Fairfax Finl Hldngs Ltd   SUB VTG    303901 10 2    46,824    235,890     SH        Sole          None      235,890

Fidelity Nat'l Title
Group, Inc.               COM        3162OR105      2,579     108,002     SH        Sole          None      108,002

Harvest Nat Res Inc.      COM        41754V 10 3    36,988    3,479,603   SH        Sole          None      3,479,603

Ipsco Inc.                COM        462622 10 1    52,315    557,318     SH        Sole          None      557,318

Lear Corp.                COM        521865105      28,781    974,646     SH        Sole          None      974,646

MDC Holdings Inc.         COM        552676108      37,961    665,401     SH        Sole          None      665,401

Pinnacle Airlines Corp.   COM        723443107      35,284    2,094,002   SH        Sole          None      2,094,002

Star Gas Partners LP      UNITS
                          LTD PRTN   85512C 10 5    7,730     2,196,041   SH        Sole          None      2,196,041

Universal Stainless &
Alloy, Inc.               COM        913837 10 0    9,645     288,093     SH        Sole          None      288,093